Shareholders' capital - Narratives (Details) - USD ($) $ / shares in Units, $ in Millions	May 10, 2022	Mar. 29, 2022	Mar. 23, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of shares outstanding				55,061,502	51,668,315
Maximum authorized increase of then outstanding share capital (as a percent)	10.00%
Period of outstanding share capital	18 months
Global Offering
Disclosure of classes of share capital [line items]
Number of shares issued			2,333,334
Global Offering | American Depositary Shares
Disclosure of classes of share capital [line items]
Number of shares issued			1,433,701
Share price			$ 300.0
Global Offering | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued			899,633
Share price			$ 273.10
Underwriters' Over Allotment Option | American Depositary Shares
Disclosure of classes of share capital [line items]
Number of shares issued		350,000
Gross proceeds from issue of shares		$ 804.1
Payments of stock issuance costs		44.2
Expenses deducted from equity		44.0
Net proceeds		$ 761.0